Other Non-Current Assets - Disclosure of Movement in the Loss Allowance for Debt Instruments (Details) - Debt instrument - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2018
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	R 119	R 162
Impact of adoption of IFRS 9			R (3)
Reversal of loss allowance	0	(43)
Balance at end of year	R 116	R 119